Fair value of financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Fair value of financial instruments	Fair value of financial instruments
Accounting for financial assets and liabilities – fair value
Financial instruments that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling. Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.
Wherever possible, fair value is determined by reference to a quoted market price for that instrument. For many of the Barclays Bank
Group’s financial assets and liabilities, especially derivatives, quoted prices are not available and valuation models are used to estimate fair value. The models calculate the expected cash flows under the terms of each specific contract and then discount these values back to a present value. These models use as their basis independently sourced market inputs including, for example, interest rate yield curves, equities and commodities prices, option volatilities and currency rates.
For financial liabilities measured at fair value, the carrying amount reflects the effect on fair value of changes in own credit spreads derived from observable market data such as in primary issuance and redemption activity for structured notes.
On initial recognition, it is presumed that the transaction price is the fair value unless there is observable information available in an active market to the contrary.
For valuations that have made use of unobservable inputs, the difference between the model valuation and the initial transaction price (Day
One profit) is recognised in profit or loss either: on a straight-line basis over the term of the transaction; or over the period until all inputs will become observable where appropriate; or released in full when previously unobservable inputs become observable.
Various factors influence the availability of observable inputs, and these may vary from product to product and change over time. Factors include the depth of activity in the relevant market, the type of product, whether the product is new and not widely traded in the marketplace, the maturity of market modelling and the nature of the transaction (bespoke or generic). To the extent that valuation is based on models or inputs that are not observable in the market, the determination of fair value can be more subjective, dependent on the significance of the unobservable input to the overall valuation. Unobservable inputs are determined based on the best information available, for example by reference to similar assets, similar maturities, or other analytical techniques.
The sensitivity of valuations used in the financial statements to possible changes in significant unobservable inputs is shown on page 201.
Critical accounting estimates and judgements
The valuation of financial instruments often involves a significant degree of judgement and complexity, in particular where valuation models make use of unobservable inputs (‘Level 3’ assets and liabilities). This note provides information on these instruments, including the related unrealised gains and losses recognised in the period, a description of significant valuation techniques and unobservable inputs, and a sensitivity analysis.
Climate related risks are assumed to be included in the fair values of assets and liabilities traded in active markets. Within less active markets, for counterparties and instruments identified as being more susceptible to climate change risk, an impact assessment was performed by increasing their probability of default. The change in the valuation of the assets and liabilities from this assessment was not sufficiently material to necessitate any amendment to the reported 2024 year-end valuations.
Valuation
Assets and liabilities are classified according to a hierarchy that reflects the observability of significant market inputs. The three levels of the fair value hierarchy are defined below with judgement applied in determining the boundary between Level 2 and 3 classifications.
Quoted market prices – Level 1
Assets and liabilities are classified as Level 1 if their value is observable in an active market. Such instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions. An active market is one in which transactions occur with sufficient volume and frequency to provide pricing information on an ongoing basis.
Valuation technique using observable inputs – Level 2
Assets and liabilities classified as Level 2 have been valued using models whose inputs are observable either directly or indirectly. Valuations based on observable inputs include assets and liabilities such as swaps and forwards which are valued using market standard pricing techniques, and options that are commonly traded in markets where all the inputs to the market standard pricing models are observable.
For certain instruments that derive a fair value using unobservable inputs that are not considered significant, then the asset or liability may be classified as Level 2.
Valuation technique using significant unobservable inputs – Level 3
Assets and liabilities are classified as Level 3 if their valuation incorporates significant inputs that are not based on observable market data
(unobservable inputs). A valuation input is considered observable if it can be directly observed from transactions in an active market, or if there is compelling external evidence demonstrating an executable exit price. Unobservable input levels are generally determined via reference to observable inputs, historical observations or using other analytical techniques.
The following table shows assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2024				2023
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	77,581	78,548	10,115	166,244	94,615	73,442	6,509	174,566
Financial assets at fair value through the income statement	3,463	182,391	5,991	191,845	5,747	193,121	5,368	204,236
Derivative financial assets	101	290,182	2,073	292,356	107	252,464	3,540	256,111
Financial assets at fair value through other comprehensive income	19,021	28,315	3,674	51,010	21,079	29,568	776	51,423
Investment property	—	—	9	9	—	—	2	2
Total Assets	100,166	579,436	21,862	701,464	121,548	548,595	16,195	686,338
Trading portfolio liabilities	(27,033)	(28,754)	(395)	(56,182)	(28,380)	(29,013)	(368)	(57,761)
Financial liabilities designated at fair value	(181)	(276,355)	(3,241)	(279,777)	(117)	(297,244)	(1,212)	(298,573)
Derivative financial liabilities	(86)	(276,064)	(3,181)	(279,331)	(81)	(245,146)	(4,653)	(249,880)
Total Liabilities	(27,300)	(581,173)	(6,817)	(615,290)	(28,578)	(571,403)	(6,233)	(606,214)

The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	3,991	913	139	35	219	—	539	—	—	155	5,991
Derivative financial assets	—	—	—	—	—	—	—	1,193	477	403	2,073
Financial assets at fair value through other comprehensive income	2,858	47	757	12	—	—	—	—	—	—	3,674
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	12,995	2,550	1,887	1,065	219	—	539	1,193	477	937	21,862
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	—	(1,842)	(1,379)	—	—	(20)	(3,241)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total Liabilities	—	(374)	(6)	—	—	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,817)

As at 31 December 2023	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	4,469	679	318	669	—	—	—	—	—	374	6,509
Financial assets at fair value through the income statement	3,984	889	85	—	145	—	209	—	—	56	5,368
Derivative financial assets	—	—	—	—	—	—	—	2,211	977	352	3,540
Financial assets at fair value through other comprehensive income	533	—	200	42	—	—	—	—	—	1	776
Investment property	—	—	—	—	—	—	—	—	—	2	2
Total assets	8,986	1,568	603	711	145	—	209	2,211	977	785	16,195
Trading portfolio liabilities	—	(359)	—	—	—	—	—	—	—	(9)	(368)
Financial liabilities designated at fair value	—	—	—	—	—	(629)	(517)	—	—	(66)	(1,212)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,701)	(2,041)	(911)	(4,653)
Total Liabilities	—	(359)	—	—	—	(629)	(517)	(1,701)	(2,041)	(986)	(6,233)
Note
1Other products include funds and fund-linked products, equity cash products, investment property, foreign exchange derivatives and credit derivatives.
Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of nature of the valuation techniques used, as well as availability and reliability of observable proxy and historical data and impact of using alternative models.
Sensitivities are dynamically calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.
The valuation techniques used, observability and sensitivity analysis for material products within Level 3, are described below.
Interest rate derivatives
Description: Derivatives linked to interest rates or inflation indices. The category includes futures, interest rate and inflation swaps, swaptions, caps, floors, inflation options, balance guaranteed swaps and other exotic interest rate derivatives.
Valuation: Interest rate and inflation derivatives are generally valued using curves of forward rates constructed from market data to project and discount the expected future cash flows of trades. Instruments with optionality are valued using volatilities implied from market inputs and use industry standard or bespoke models depending on the product type.
Observability: In general, inputs are considered observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are generally set by referencing liquid market instruments and applying extrapolation techniques or inferred via another reasonable method.
Equity derivatives
Description: Exchange traded or OTC derivatives linked to equity indices and single names. The category includes vanilla and exotic equity products.
Valuation: Equity derivatives are valued using industry standard models. Valuation inputs include stock prices, dividends, volatilities, interest rates, equity repurchase curves and, for multi-asset products, correlations.
Observability: In general, valuation inputs are observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are set by referencing liquid market instruments and applying extrapolation techniques or inferred via another reasonable method.
Corporate debt
Description: Primarily corporate bonds.
Valuation: Corporate bonds are valued using observable market prices sourced from broker quotes, inter-dealer prices or other reliable pricing sources.
Observability: Prices for actively traded bonds are considered observable. Unobservable bond prices are generally determined by reference to bond yields or CDS spreads for actively traded instruments issued by or referencing the same (or a similar) issuer.
Reverse repurchase and repurchase agreements
Description: Includes securities purchased under resale agreements, securities sold under repurchase agreements, and other similar secured lending agreements. The agreements are primarily short-term in nature.
Valuation: Repurchase and reverse repurchase agreements are generally valued by discounting the expected future cash flows using industry standard models that incorporate market interest rates and repurchase rates, based on the specific details of the transaction.
Observability: Inputs are deemed observable up to liquid maturities or for consensus pricing with low pricing-range and are determined based on the specific features of the transaction. Unobservable inputs are generally set by referencing liquid market instruments and applying extrapolation techniques or inferred via another reasonable method.
Loans
Description: A drawn lending facility issued to corporate clients and customers.
Valuation: Loans are valued either using a price based approach or through models that discount expected future cash flows based on interest rates and loan spreads.
Observability: Within this loan population, the price or loan spread may be unobservable.
Private equity investments
Description: Includes investments in equity holdings in operating companies not quoted on a public exchange.
Valuation: Private equity investments are valued in accordance with the ‘International Private Equity and Venture Capital Valuation
Guidelines’ which require the use of a number of individual pricing benchmarks such as the prices of recent transactions in the same or similar entities, discounted cash flow analysis and comparison with the earnings or revenue multiples of listed companies. While the valuation of unquoted equity instruments is subjective by nature, the relevant methodologies are commonly applied by other market participants and have been consistently applied over time.
Observability: Inputs are considered observable if there is active trading in a liquid market of products with significant sensitivity to the inputs. Unobservable inputs include earnings or revenue estimates, multiples of comparative companies, marketability discounts and discount rates.
Asset backed securities
Description: Securities that are linked to the cash flows of a pool of referenced assets via securitisation. The category includes residential mortgage backed securities, commercial mortgage backed securities, CDOs, collateralised loan obligations (CLOs) and other asset backed securities.
Valuation: Where available, valuations are based on observable market prices sourced from broker quotes and inter-dealer prices and external vendor provides who provide pricing. Otherwise, valuations are determined using industry standard discounted cash flow analysis that calculates the fair value based on valuation inputs such as constant default rate, conditional prepayment rate, loss given default and yield. These inputs are determined by reference to a number of sources including proxying to observed transactions, market indices or market research, and by assessing underlying collateral performance.
Proxying to observed transactions, indices or research requires an assessment and comparison of the relevant securities’ underlying attributes including collateral, tranche, vintage, underlying asset composition (historical losses, borrower characteristics and loan attributes such as loan to value ratio and geographic concentration) and credit ratings (original and current).
Observability: Where an asset backed product does not have an observable market price and the valuation is determined using a discounted cash flow analysis, the instrument is considered unobservable.
Government debt
Description: Government bonds, supra sovereign bonds and agency bonds.
Valuation: Liquid bonds that are actively traded through an exchange or clearing house are marked to the levels observed in these markets.
Other actively traded bonds are valued using observable market prices sourced from broker quotes, inter-dealer prices or other reliable pricing sources.
Observability: Prices for actively traded bonds are considered observable. Unobservable bonds prices are generally determined by reference to bond yields for actively traded bonds from the same (or a similar) issuer.
Issued debt
Description: Debt notes issued by Barclays.
Valuation: Issued debt is valued using discounted cash flow techniques models incorporating various inputs observed for each instrument.
Observability: Barclays issued notes are generally observable. Structured notes are debt instruments containing embedded derivatives.
Where either an input to the embedded derivative or the debt instrument is deemed unobservable and significant to the overall valuation of the note, the structured note is classified as Level 3.
Other products
Description: Other products include funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.
Assets and liabilities reclassified between Level 1 and Level 2
During the year ended 31 December 2024, there were no material transfers between Level 1 to Level 2 (year ended 31 December 2023:
there were no material transfers between Level 1 and Level 2).
Level 3 movement analysis
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		31 December 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	5,368	2,540	(1,524)	—	(582)	—	56	—	206	(73)	5,991
Fair value through other comprehensive income	776	3,116	(43)	—	—	3	22	—	—	(200)	3,674
Investment property	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,212)	(409)	—	(1,147)	143	(74)	—	—	(892)	350	(3,241)
Net derivative financial instruments[1]	(1,113)	(571)	(7)	—	(15)	(66)	—	—	163	501	(1,108)
Total	9,962	10,507	(3,373)	(1,147)	(1,319)	(153)	78	—	237	253	15,045

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2023					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2023
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,480	3,394	(3,023)	—	(602)	11	—	—	1,059	(810)	6,509
Financial assets at fair value through the income statement	6,111	3,877	(3,411)	—	(1,084)	26	(14)	—	239	(376)	5,368
Fair value through other comprehensive income	4	733	—	—	(3)	—	—	—	42	—	776
Investment property	5	—	(4)	—	—	—	1	—	—	—	2
Trading portfolio liabilities	(56)	(367)	45	—	—	—	—	—	—	10	(368)
Financial liabilities designated at fair value	(1,042)	(38)	—	(403)	—	(38)	(3)	—	(147)	459	(1,212)
Net derivative financial instruments[1]	(1,190)	(639)	24	—	83	(92)	—	—	388	313	(1,113)
Total	10,312	6,960	(6,369)	(403)	(1,606)	(93)	(16)	—	1,581	(404)	9,962
Notes
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £2,073m (2023: £3,540m) and derivative financial liabilities are £(3,181)m (2023: £(4,653)m).
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.
Unrealised gains and losses on Level 3 financial assets and liabilities
The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2024				2023
	Income statement		Other compre- hensive income		Income statement		Other compre- hensive income
	Trading income[1]	Other income		Total	Trading income[1]	Other income		Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(9)	—	—	(9)	10	—	—	10
Financial assets at fair value through the income statement	—	55	—	55	28	1	—	29
Fair value through other comprehensive income	3	22	—	25	—	—	—	—
Investment property	—	—	—	—	—	1	—	1
Trading portfolio liabilities	(7)	—	—	(7)	—	—	—	—
Financial liabilities designated at fair value	(77)	—	—	(77)	(38)	(3)	—	(41)
Net derivative financial instruments[1]	(58)	—	—	(58)	(107)	—	—	(107)
Total	(148)	77	—	(71)	(107)	(1)	—	(108)
Note
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in level 2.
Significant unobservable inputs
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2024		2023
			Range		Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	3	3	4	7%
		Credit spread	14	1,972	15	1,672	bps
		Yield	0	12	1	7%
		Growth curve	n/m4	n/m4	(1)	2%
	Option model	Inflation volatility	n/m4	n/m4	66	257	bps vol
		Interest rate volatility	19	175	26	515	bps vol
		FX - IR correlation	(36)	30	(20)	78%
		IR - IR correlation	33	98	(20)	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Option model	Equity volatility	1	133	5	138%
		Equity - equity correlation	40	100	40	100%
	Discounted cash flow	Discount margin	(215)	351	(238)	110	bps
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	35	908	41	802	bps
		Credit spread	194	1,011	186	870	bps
		Discount margin	230	345	230	345	bps
		Yield	2	18	7	18%
	Comparable pricing	Comparable price	0	240	0	287	points
Asset backed securities	Comparable pricing	Comparable price	0	125	0	5,000	points
	Discounted cash flows	Discount margin	(137)	(25)	n/m4	n/m4	bps
	Option Model	Equity volatility	15	32	n/m4	n/m4%
Corporate debt	Comparable pricing	Comparable price	0	2,322	0	352	points
Government debt	Comparable pricing	Comparable price	0	123	1	127	points
Issued debt	Discounted cash flows	Credit spread	50	198	60	192	bps
	Option model	Equity volatility	1	111	4	91%
		Interest rate volatility	19	211	11	391	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	14	186	385	468	bps
Notes
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example,
100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation
Adjustment for the instruments. The range of significant unobservable credit spreads is between 14bps-1,972bps (2023: 29bps-1,672bps).
4      Non-material level 3 balances for these unobservable inputs.
The following section describes the significant unobservable inputs identified in the table above, and the sensitivity of fair value measurement of the instruments categorised as Level 3 assets or liabilities to increases in significant unobservable inputs. Where sensitivities are described, the inverse relationship will also generally apply.
Where reliable interrelationships can be identified between significant unobservable inputs used in fair value measurement, a description of those interrelationships is included below.
Forwards
A price or rate that is applicable to a financial transaction that will take place in the future.
In general, a significant increase in a forward in isolation will result in a fair value increase for the contracted receiver of the underlying
(currency, bond, commodity, etc.), but the sensitivity is dependent on the specific terms of the instrument.
Credit spread
Credit spreads typically represent the difference in yield between an instrument and a benchmark security or reference rate. Credit spreads reflect the additional yield that a market participant demands for taking on exposure to the credit risk of an instrument and form part of the yield used in a discounted cash flow calculation.
In general, a significant increase in credit spread in isolation will result in a fair value decrease for a cash asset.
For a derivative instrument, a significant increase in credit spread in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.
Volatility
Volatility is a measure of the variability or uncertainty in return for a given derivative underlying. It is an estimate of how much a particular underlying instrument input or index will change in value over time. In general, volatilities are implied from observed option prices. For unobservable options the implied volatility may reflect additional assumptions about the nature of the underlying risk, and the strike/
maturity profile of a specific contract.
In general, a significant increase in volatility in isolation will result in a fair value increase for the holder of a simple option, but the sensitivity is dependent on the specific terms of the instrument.
There may be interrelationships between unobservable volatilities and other unobservable inputs (e.g. when equity prices fall, implied equity volatilities generally rise) but these are generally specific to individual markets and may vary over time.
Correlation
Correlation is a measure of the relationship between the movements of two variables. Correlation can be a significant input into valuation of derivative contracts with more than one underlying instrument. Credit correlation generally refers to the correlation between default processes for the separate names that make up the reference pool of a collateralised debt obligation (CDO) structure.
A significant increase in correlation in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.
Comparable price
Comparable instrument prices are used in valuation by calculating an implied yield (or spread over a liquid benchmark) from the price of a comparable observable instrument, then adjusting that yield (or spread) to account for relevant differences such as maturity or credit quality. Alternatively, a price-to-price basis can be assumed between the comparable and unobservable instruments in order to establish a value.
Loans includes a portfolio of loans extended to clients within the Barclays Bank Group’s leveraged finance business. Leveraged finance loans are originated where Barclays Bank Group provides financing commitments to clients to facilitate strategic transactions such as leverage buyouts and acquisitions. The sensitivity of the portfolio to unobservable inputs is judgmental reflecting their illiquid nature and the significance of unobservable price inputs to the valuation.
In general, a significant increase in comparable price in isolation will result in an increase in the price of the unobservable instrument. For derivatives, a change in the comparable price in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.
Loan spread
Loan spreads typically represent the difference in yield between an instrument and a benchmark security or reference rate. Loan spreads typically reflect credit quality, the level of comparable assets such as gilts and other factors, and form part of the yield used in a discounted cash flow calculation.
In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)
	2024				2023
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Loans	577	43	(742)	(43)	545	2	(763)	(2)
Corporate debt	87	—	(56)	—	34	—	(22)	—
Asset backed securities	57	4	(40)	(4)	37	1	(27)	(1)
Government debt	47	—	(56)	—	31	—	(34)	—
Private equity investments	28	—	(28)	—	9	—	(9)	—
Interest rate derivatives	98	—	(212)	—	78	—	(158)	—
Equity derivatives	199	—	(269)	—	142	—	(226)	—
Other products[1]	91	—	(104)	—	89	—	(98)	—
Total	1,184	47	(1,507)	(47)	965	3	(1,337)	(3)
Note
1Other products include equity cash products, credit derivatives, foreign exchange derivatives and fund and fund linked products
The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £1,231m (2023: £968m) or to decrease fair values by up to £1,554m (2023:
£1,340m) with substantially all the potential effect impacting profit and loss. Unfavourable changes shown in the table above are partly provided for through the capital and prudential valuation adjustment framework.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	2024	2023
Barclays Bank Group	£m	£m
Exit price adjustments derived from market bid-offer spreads	(529)	(558)
Uncollateralised derivative funding	19	(4)
Derivative credit valuation adjustments	(184)	(209)
Derivative debit valuation adjustments	108	144
Exit price adjustments derived from market bid-offer spreads
Barclays Bank Group uses mid-market pricing where it is a market maker and has the ability to transact at, or better than, mid-price (which is the case for certain equity, bond and vanilla derivative markets). For other financial assets and liabilities, bid-offer adjustments are recorded to reflect the exit level for the expected close out strategy. The methodology for determining the bid-offer adjustment for a derivative portfolio involves calculating the net risk exposure by offsetting long and short positions by strike and term in accordance with the risk management and hedging strategy.
Bid-offer levels are generally derived from market quotes such as broker data. Less liquid instruments may not have a directly observable bid-offer level. In such instances, an exit price adjustment may be derived from an observable bid-offer level for a comparable liquid instrument, or determined by calibrating to derivative prices, or by scenario or historical analysis.
Exit price adjustments derived from market bid-offer spreads have decreased by £29m from £(558)m to £(529)m.
Discounting approaches for derivative instruments
Collateralised
In line with market practice, the methodology for discounting collateralised derivatives takes into account the nature and currency of the collateral that can be posted within the relevant credit support annex (CSA). The CSA aware discounting approach recognises the ‘cheapest to deliver’ option that reflects the ability of the party posting collateral to change the currency of the collateral.
Uncollateralised
A fair value adjustment of £19m has been applied to account for the impact of incorporating the cost of funding into the valuation of uncollateralised and partially collateralised derivative portfolios and collateralised derivatives where the terms of the agreement do not allow the rehypothecation of collateral received. The derivative funding adjustment has moved by £23m from £(4)m to £19m .
Derivative credit and debit valuation adjustments
Derivative credit valuation adjustments and Derivative debit valuation adjustments are incorporated into derivative valuations to reflect the impact on fair value of counterparty credit risk and Barclays Bank Group’s own credit quality respectively. These adjustments are calculated for uncollateralised and partially collateralised derivatives across all asset classes. Derivative credit valuation adjustments and Derivative debit valuation adjustments are calculated using estimates of exposure at default, probability of default and recovery rates, at a counterparty level. Counterparties include (but are not limited to) corporates, Sovereigns and Sovereign agencies and Supranationals.
Exposure at default is generally estimated through the simulation of underlying risk factors through approximating with a more vanilla structure, or by using current or scenario-based mark to market as an estimate of future exposure.
Probability of default and recovery rate information is generally sourced from the Credit Default Swap (CDS) markets. Where this information is not available, or considered unreliable, alternative approaches are taken based on mapping internal counterparty ratings onto historical or market-based default and recovery information.
Derivative credit valuation adjustments decreased by £25m from £(209)m to £(184)m as a result of tightening in input counterparty credit spreads. Derivative debit valuation adjustments decreased by £36m from £144m to £108m, as a result of a tightening in input own credit spreads.
Correlation between counterparty credit and underlying derivative risk factors, termed ‘wrong-way,’ or ‘right-way’ risk, is not systematically incorporated into the Derivative credit valuation adjustments calculation but is adjusted where the underlying exposure is directly related to the counterparty.
Barclays Bank Group continues to monitor market practices and activity to ensure the approach to uncollateralised derivative valuation remains appropriate.
Portfolio exemptions
Barclays Bank Group uses the portfolio exemption in IFRS 13 Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Financial instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, Barclays Bank Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised is £267m (2023: £194m) for financial instruments measured at fair value and £17m (2023: £18m) for financial instruments carried at amortised cost. There are additions and FX revaluation of £177m (2023: £136m) and amortisation and releases of £104m (2023: £48m) for financial instruments measured at fair value and additions of £nil (2023: £nil) and amortisation and releases of £1m (2023: £7m) for financial instruments carried at amortised cost.
Third-party credit enhancements
Structured and brokered certificates of deposit issued by Barclays Bank Group are insured up to $250,000 per depositor by the Federal
Deposit Insurance Corporation (FDIC) in the US. The FDIC is funded by premiums that Barclays Bank Group and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third-party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £4,844m (2023:
£5,162m).
Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and
Barclays Bank PLC's balance sheet disaggregated by balance sheet classification:

Barclays Bank Group	2024					2023
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	50,227	49,400	18,307	29,509	1,584	39,046	37,807	13,976	21,384	2,447
Loans and advances at amortised cost	144,827	146,369	6,791	67,601	71,977	146,201	147,323	5,766	73,231	68,326
Reverse repurchase agreements and other similar secured lending	3,393	3,393	—	3,393	—	1,103	1,103	—	1,103	—
Assets included in disposal groups classified as held for sale	9,544	9,628	—	3,520	6,108	3,855	3,855	—	3,855	—
Financial liabilities
Deposits at amortised cost	(319,376)	(319,135)	(203,393)	(115,172)	(570)	(301,798)	(301,851)	(166,087)	(135,461)	(303)
Repurchase agreements and other similar secured borrowing	(29,397)	(29,397)	—	(29,397)	—	(28,554)	(28,554)	—	(28,554)	—
Debt securities in issue	(35,803)	(35,745)	—	(34,612)	(1,133)	(45,653)	(45,557)	—	(44,595)	(962)
Subordinated liabilities	(41,875)	(43,030)	—	(42,189)	(841)	(35,903)	(37,295)	—	(37,100)	(195)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,647)	—	(3,647)	—	(3,077)	(3,077)	—	(3,077)	—
The fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As a wide range of valuation techniques are available, it may not be appropriate to directly compare this fair value information to independent market sources or other financial institutions. Different valuation methodologies and assumptions can have a significant impact on fair values which are based on unobservable inputs.
Financial assets
Debt Securities at amortised cost
Debt securities at amortised cost are valued using observable market prices sourced from broker quotes, inter-dealer prices or other reliable pricing sources. Prices for actively traded bonds are considered observable. Where market data for the underlying bond is unavailable, a number of proxy/extrapolation techniques are employed to determine the appropriate fair value
Loans and advances at amortised cost
The fair value of loans and advances, for the purpose of this disclosure, is derived from discounting expected cash flows in a way that reflects the current market price for lending to issuers of similar credit quality. Where market data or credit information on the underlying borrowers is unavailable, a number of proxy/extrapolation techniques are employed to determine the appropriate discount rates.
Reverse repurchase agreements and other similar secured lending
The fair value of reverse repurchase agreements approximates carrying amount as these balances are generally short dated and fully collateralised.
Financial liabilities
Deposits at amortised cost
In many cases, the fair value disclosed approximates carrying value because the instruments are short-term in nature or have interest rates that reprice frequently, such as customer accounts and other deposits and short-term debt securities.
The fair value for deposits with longer-term maturities, mainly time deposits, are estimated using discounted cash flows applying either market rates or current rates for deposits of similar remaining maturities.
Repurchase agreements and other similar secured borrowing
The fair value of repurchase agreements approximates carrying amount as these balances are generally short dated.
Debt securities in issue
Fair values of other debt securities in issue are based on quoted prices where available or, where the instruments are short dated, carrying amount approximates fair value.
Subordinated liabilities
Fair values for dated and undated convertible and non-convertible loan capital are based on quoted market rates for the issuer concerned or issuers with similar terms and conditions.
Assets & liabilities included in disposal groups classified as held for sale
The fair value for the purposes of this disclosure has been prepared in accordance with the products held for sale, and valuation techniques used to determine the expected sales price of these assets and liabilities that will be achieved when the disposal group is sold.